Consolidated Subsidiaries - Summary of Non-Controlling Interest Prior to Intra-Group Eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	₩ 2,611,740	₩ 2,312,226	₩ 2,029,674
Non-current assets of subsidiaries	6,080,580	4,940,873	4,638,564
Current liabilities of subsidiaries	(1,405,456)	(1,078,273)	(867,786)
Non-current liabilities of subsidiaries	(3,000,673)	(2,729,199)	(2,602,653)
Net assets of subsidiaries	4,286,191	3,445,627	3,197,799
Book value of non-controlling interest	1,454,860	1,546,434	1,370,650
Sales	3,663,857	3,155,329	2,769,001
Profit for the year	223,856	255,829	253,180
Profit for the year attributable to non-controlling interest of subsidiaries	37,745	88,941	101,606
Cash flows from operating activities of subsidiaries	386,465	536,907	452,206
Cash flows from investing activities of subsidiaries	(678,819)	(327,614)	(661,844)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	532,524	(2,308)	282,681
Dividends to non-controlling interests of subsidiaries	(42,344)	(31,516)	(81,298)
Effect of exchange rate fluctuation of subsidiaries	(2,697)	18,849	(18,239)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 195,129	₩ 194,318	₩ (26,494)
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 230,031	₩ 234,224	₩ 236,602
Non-current assets of subsidiaries	1,101	24,845	85,464
Current liabilities of subsidiaries	(3,642)	(30,783)	(12,322)
Non-current liabilities of subsidiaries	0	(7,772)	(34,912)
Net assets of subsidiaries	227,490	220,514	274,832
Book value of non-controlling interest	111,470	108,052	134,668
Sales	23,263	60,532	81,400
Profit for the year	16,455	12,981	39,443
Profit for the year attributable to non-controlling interest of subsidiaries	8,063	6,361	19,327
Cash flows from operating activities of subsidiaries	68,475	116,440	121,835
Cash flows from investing activities of subsidiaries	22,604	2,216	7,561
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(9,609)	(88,927)	(31,793)
Dividends to non-controlling interests of subsidiaries	(8,834)	0	(30,319)
Effect of exchange rate fluctuation of subsidiaries	8,807	10,683	(8,153)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 81,443	₩ 40,412	₩ 59,131
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 861,705	₩ 793,995	₩ 755,454
Non-current assets of subsidiaries	693,748	626,710	590,403
Current liabilities of subsidiaries	(316,497)	(265,017)	(254,495)
Non-current liabilities of subsidiaries	(28,205)	(46,590)	(42,020)
Net assets of subsidiaries	1,210,751	1,109,098	1,049,342
Book value of non-controlling interest	593,268	543,458	514,177
Sales	1,425,913	1,375,668	1,299,186
Profit for the year	97,881	98,132	85,916
Profit for the year attributable to non-controlling interest of subsidiaries	47,962	48,085	42,099
Cash flows from operating activities of subsidiaries	81,419	133,160	74,159
Cash flows from investing activities of subsidiaries	27,372	(39,444)	26,748
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(33,187)	(30,599)	(47,809)
Dividends to non-controlling interests of subsidiaries	(26,438)	(25,269)	(42,336)
Effect of exchange rate fluctuation of subsidiaries	(486)	885	(2,171)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 48,680	₩ 38,733	₩ 8,591
KEPCO Engineering & Construction Company, Inc.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	33.92%	33.92%	33.92%
Current assets	₩ 372,031	₩ 253,958	₩ 235,805
Non-current assets of subsidiaries	443,502	451,085	463,439
Current liabilities of subsidiaries	(243,796)	(183,100)	(186,296)
Non-current liabilities of subsidiaries	(28,323)	(8,492)	(13,873)
Net assets of subsidiaries	543,414	513,451	499,075
Book value of non-controlling interest	184,326	174,163	169,286
Sales	505,291	433,127	431,723
Profit for the year	17,954	16,452	20,160
Profit for the year attributable to non-controlling interest of subsidiaries	6,090	5,581	6,838
Cash flows from operating activities of subsidiaries	4,918	(16,270)	15,225
Cash flows from investing activities of subsidiaries	18,712	19,061	(34,333)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(7,260)	(8,467)	(9,165)
Dividends to non-controlling interests of subsidiaries	(3,071)	(3,639)	(4,000)
Effect of exchange rate fluctuation of subsidiaries	5	38	(22)
Net increase (decrease) of cash and cash equivalents of subsidiaries	13,304	(9,277)	(32,295)
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	1,147,973	1,030,049	801,813
Non-current assets of subsidiaries	4,942,229	3,838,233	3,499,258
Current liabilities of subsidiaries	(841,521)	(599,373)	(414,673)
Non-current liabilities of subsidiaries	(2,944,145)	(2,666,345)	(2,511,848)
Net assets of subsidiaries	2,304,536	1,602,564	1,374,550
Book value of non-controlling interest	565,796	720,761	552,519
Sales	1,709,390	1,286,002	956,692
Profit for the year	91,566	128,264	107,661
Profit for the year attributable to non-controlling interest of subsidiaries	(24,370)	28,914	33,342
Cash flows from operating activities of subsidiaries	231,653	303,577	240,987
Cash flows from investing activities of subsidiaries	(747,507)	(309,447)	(661,820)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	582,580	125,685	371,448
Dividends to non-controlling interests of subsidiaries	(4,001)	(2,608)	(4,643)
Effect of exchange rate fluctuation of subsidiaries	(11,023)	7,243	(7,893)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 51,702	₩ 124,450	₩ (61,921)